Significant Accounting Policies - Initial Public Offering and Follow-on Offering by Selling Stockholders (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 25, 2020 $ / shares shares	Dec. 10, 2019 $ / shares shares	Aug. 01, 2019 USD ($) $ / shares shares	Jul. 31, 2019 shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering, net of underwriters' discounts and commissions					$ 590,297	$ 0	$ 0
Payment of underwriting discounts, commissions and estimated offering related expense					$ 5,000	$ 0	$ 0
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares sold and issued (in shares) | shares			38,873,174
Sale of stock price per share (USD per share) | $ / shares			$ 16.00
Proceeds from initial public offering, net of underwriters' discounts and commissions			$ 622,000
Consideration received on sale of stock			585,300
Payment of underwriting discounts, commissions and estimated offering related expense			$ 36,700
IPO, Sale of Stockholders
Subsidiary, Sale of Stock [Line Items]
Number of shares sold and issued (in shares) | shares	25,000,000	31,625,000	2,100,000
Sale of stock price per share (USD per share) | $ / shares	$ 34.50	$ 24.75
Dynatrace Holdings LLC
Subsidiary, Sale of Stock [Line Items]
Common units, issued during the exchange (in shares) | shares				241,547,218				241,547,218
Common Class A
Subsidiary, Sale of Stock [Line Items]
Conversion of stock, conversion ratio				1